Note 14 - Capital Stock (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	May 22, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Issued During Period, Shares, New Issues (in shares)			1,260,042	2,245,229
Proceeds from Issuance of Private Placement	$ 150,008,000	$ 150,008
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,797,359
Sale of Stock, Price Per Share (in dollars per share)	$ 83.46